Income tax (Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income tax [Abstract]
Current income tax expense/(benefit)		¥ 32,908	¥ (1,457)	¥ 7,436
Deferred income tax (benefit)/expense		32,454	28,267	(1,262)
Income tax expense for the year	$ 10,090	¥ 65,362	¥ 26,810	¥ 6,174